UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2009

Item 1:	Report(s) to Shareholders.

2009

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Small Cap Blend Fund

For the fiscal year ended July 31, 2009

Lord Abbett Small Cap Blend Fund

Annual Report

For the fiscal year ended July 31, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Small Cap Blend Fund’s performance for the fiscal year ended July 31, 2009. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Q: What were the overall market conditions during the fiscal year ended July 31, 2009?

A: Equities declined through much of the first half of the fiscal year ended July 31, 2009, but rebounded substantially in the second half. Significant volatility plagued investors toward the end of 2008 as the subprime mortgage crisis continued to affect the financial sector and the rest of the economy. However, after dipping to a 12-year low on March 9, 2009, equities began to recover some losses. By July 31, the S&P 500® Index1 regained 47.24% from its low for the fiscal year.

During the period, large caps (as represented by the Russell 1000® Index2) returned -20.17%, but outperformed mid caps (as represented by the Russell Midcap® Index3), at -22.22%, and small caps (as represented by the Russell 2000® Index4), at -20.72%. Growth stocks (as represented by the Russell 3000® Growth Index5), at -17.82%, did better than value stocks (as represented by the Russell 3000® Value Index6), which ended the period at -22.76%.

After a downward trend, the Conference Board’s Index of Consumer Confidence7 moved higher in April and

May, yet declined again in June and July. Seasonally adjusted unemployment increased from 5.8% in July 2008 to 9.4% in July 2009. The Bureau of Labor Statistics reported that its Consumer Price Index8 (CPI) fell 2.1% during the 12 months ended July 31, 2009, making it the largest year-over-year drop since 1950. The CPI decline was led by a 28.1% decline in energy prices. With inflation dormant, the Federal Reserve kept the fed funds rate at 0.0–0.25% through the end of the period.

Q: How did the Fund perform during the fiscal year ended July 31, 2009?

A: The Fund returned -23.35%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000 Index, which returned -20.72% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund’s performance relative to its benchmark for the one-year period were stock selection and an overweight position in the producer durables sector, stock selection in the healthcare sector, and an underweight position in the technology sector.

Among individual holdings that detracted from performance were energy holding EXCO Resources, Inc. (the Fund’s number-one detractor), an independent oil and natural gas company; consumer discretionary holding AMN Healthcare Services, Inc., a healthcare staffing company; and producer durables holding Actuant Corp., a manufacturer of a range of industrial products and systems.

The most significant contributors to the Fund’s performance were the financial services and consumer discretionary sectors.

Among individual holdings that contributed to performance were consumer discretionary holding Chipotle Mexican Grill, Inc. (the Fund’s number-one contributor), an operator of fast-casual fresh Mexican food restaurants; and producer durables holdings FTI Consulting, Inc., a provider of forensic and litigation consulting, corporate finance, economic consulting and technology services, and Regal Beloit Corp., a manufacturer of commercial and industrial electric motors and other electrical and mechanical products.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

3  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index.

4  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

5  The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

6  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index.

7  The Consumer Confidence Index is a monthly measure of consumer views regarding the current economic situation and consumer expectations for the future. It measures how a representative sample of 5,000 US households feel about the current state of the economy, and what they anticipate the future will bring. The survey focuses specifically on the participants’ impressions of business conditions and the job market.

8  The Consumer Price Index (CPI) is a measure of the average change in prices over time of goods and services purchased by households. The index is published monthly by the Bureau of Labor Statistics (BLS). The CPI is based on prices of food, clothing, shelter, and fuels and other goods and services that people buy for day-to-day living.

Unless otherwise indicated, indexes are unmanaged and reflect total returns with all distributions reinvested, but do not reflect the deduction of fees, expenses, or taxes, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The views of the Fund’s management and the portfolio holdings described above are as of the date of this report; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2009

	1 Year	5 Years	Life of Class
Class A3	-27.75%	1.42%	5.66%
Class B4	-26.88%	1.83%	5.77%
Class C5	-23.80%	1.98%	5.77%
Class F6	-23.12%	–	-15.98%

	1 Year	5 Years	Life of Class
Class I7	-23.10%	2.99%	6.76%
Class P8	-23.40%	2.54%	6.40%
Class R2[9]	-23.49%	–	-14.84%
Class R3[10]	-23.38%	–	-14.79%

1     Reflects the deduction of the maximum initial sales charge of 5.75%.

2     Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund’s performance.

3     Performance is calculated from June 26, 2001. Class A shares were first offered to the public on July 2, 2001. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4     Performance is calculated from June 26, 2001. Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion

5     Performance is calculated from June 26, 2001. Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6     Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7     Performance is calculated from June 26, 2001. Class I shares were first offered to the public on July 2, 2001. Performance is at net asset value.

8     Performance is calculated from June 26, 2001. Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.

9     Class R2 shares commenced operations on March 24, 2008. Performance for the class began March 31, 2008. Performance is at net asset value.

10    Class R3 shares commenced operations on March 24, 2008. Performance for the class began March 31, 2008. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 through July 31, 2009).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 2/1/09 – 7/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/09	7/31/09	2/1/09 - 7/31/09
Class A
Actual	$1,000.00	$1,223.90	$ 7.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$ 6.95
Class B
Actual	$1,000.00	$1,220.30	$11.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.68	$10.19
Class C
Actual	$1,000.00	$1,220.60	$11.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.68	$10.19
Class F
Actual	$1,000.00	$1,226.30	$ 6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$ 5.71
Class I
Actual	$1,000.00	$1,226.10	$ 5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$ 5.21
Class P
Actual	$1,000.00	$1,223.90	$ 8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$ 7.45
Class R2
Actual	$1,000.00	$1,222.10	$ 9.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.69	$ 8.20
Class R3
Actual	$1,000.00	$1,224.40	$ 8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.28	$ 7.55
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.04% for Classes B and C, 1.14% for Class F, 1.04% for Class I, 1.49% for Class P, 1.64% for Class R2 and 1.51% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2009

Sector*	%**	Sector*	%**
Consumer Discretionary	5.89%	Materials & Processing	10.86%
Consumer Staples	2.93%	Producer Durables	26.00%
Energy	5.82%	Technology	13.38%
Financial Services	12.23%	Short-Term Investment	5.50%
Healthcare	17.39%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.89%

Aerospace 3.01%
Curtiss-Wright Corp.	568,378	$18,774
HEICO Corp.	187,783	6,935
HEICO Corp. Class A	143,027	4,045
Moog, Inc. Class A*	283,247	7,636

Total		37,390

Beverage: Soft Drinks 1.50%
Hansen Natural Corp.*	600,300	18,615

Biotechnology 1.63%
Cubist Pharmaceuticals, Inc.*	614,800	12,216
Martek Biosciences Corp.*	346,433	8,058

Total		20,274

Building Materials 2.78%
Watsco, Inc.	659,746	34,610

Building: Roofing, Wallboard & Plumbing 1.87%
Beacon Roofing Supply, Inc.*	1,384,637	23,220

Chemical: Diversified 0.98%
Albemarle Corp.	408,630	12,140

Commercial Services 8.96%
Advisory Board Co. (The)*	392,610	10,043
FTI Consulting, Inc.*	492,400	26,801
Kforce, Inc.*	1,176,685	11,461
MAXIMUS, Inc.	209,700	8,937
MPS Group, Inc.*	1,674,878	14,488
Resources Connection, Inc.*	179,969	2,718
Robert Half International, Inc.	358,800	8,895
Sykes Enterprises, Inc.*	1,411,174	28,082

Total		111,425

Investments	Shares	Value (000)
Communications Technology 0.39%
Riverbed Technology, Inc.*	242,278	$4,848

Computer Services, Software & Systems 4.03%
3PAR, Inc.*	600,917	5,763
DealerTrack Holdings, Inc.*	747,400	14,821
Solera Holdings, Inc.*	1,098,179	29,574

Total		50,158

Computer Technology 0.59%
Stratasys, Inc.*	463,453	7,313

Consumer Electronics 0.99%
Universal Electronics, Inc.*	582,713	12,301

Containers & Packaging 0.72%
Sonoco Products Co.	336,200	8,903

Diversified Materials & Processing 3.58%
Belden, Inc.	669,200	11,738
CLARCOR, Inc.	733,998	24,303
Hexcel Corp.*	823,883	8,412

Total		44,453

Diversified Retail 2.96%
Aaron’s, Inc.	517,198	14,207
PetMed Express, Inc.*	574,034	10,654
Rush Enterprises, Inc. Class A*	913,356	11,965

Total		36,826

Electronic Components 2.28%
ScanSource, Inc.*	995,148	28,392

Financial Data & Systems 1.96%
Global Payments, Inc.	577,300	24,420

Foods 1.44%
J & J Snack Foods Corp.	414,435	17,962

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2009

Investments	Shares	Value (000)
Healthcare Facilities 5.14%
ICON plc ADR*	1,190,586	$27,979
Psychiatric Solutions, Inc.*	685,227	18,515
VCA Antech, Inc.*	679,400	17,379

Total		63,873

Healthcare Management Services 1.57%
Catalyst Health Solutions, Inc.*	759,466	19,579

Healthcare Services 3.08%
Amedisys, Inc.*	605,358	27,066
Phase Forward, Inc.*	791,594	11,241

Total		38,307

Household Furnishings 0.46%
Mohawk Industries, Inc.*	110,900	5,720

Insurance: Multi-Line 4.20%
Brown & Brown, Inc.	997,400	19,130
HCC Insurance Holdings, Inc.	1,317,450	33,068

Total		52,198

Insurance: Property-Casualty 2.61%
RLI Corp.	371,900	18,450
Tower Group, Inc.	560,173	13,988

Total		32,438

Machinery: Industrial 0.94%
Actuant Corp. Class A	911,452	11,703

Machinery: Specialty 1.09%
Graco, Inc.	548,800	13,577

Medical & Dental Instruments & Supplies 4.25%
Cooper Cos., Inc. (The)	617,500	16,944
Gen-Probe, Inc.*	57,297	2,127
Symmetry Medical, Inc.*	1,505,600	12,888

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies (continued)
Techne Corp.	326,550	$20,840

Total		52,799

Medical Equipment 1.79%
Abaxis, Inc.*	35,663	955
PerkinElmer, Inc.	1,207,400	21,286

Total		22,241

Metal Fabricating 0.99%
Reliance Steel & Aluminum Co.	364,800	12,297

Office Supplies & Equipment 0.69%
Zebra Technologies Corp. Class A*	353,413	8,637

Oil: Crude Producers 5.00%
Arena Resources, Inc.*	476,100	15,535
Comstock Resources, Inc.*	615,746	23,706
EXCO Resources, Inc.*	1,666,500	22,898

Total		62,139

Oil Well Equipment & Services 0.85%
CARBO Ceramics, Inc.	253,488	10,568

Power Transmission Equipment 1.22%
Regal-Beloit Corp.	328,400	15,225

Publishing 0.47%
John Wiley & Sons, Inc. Class A	183,500	5,852

Real Estate 1.06%
Jones Lang LaSalle, Inc.	345,600	13,119

Restaurants 0.63%
Chipotle Mexican Grill, Inc. Class B*	96,467	7,886

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2009

Investments	Shares	Value (000)
Scientific Instruments: Control & Filter 1.84%
IDEX Corp.	836,900	$22,831

Scientific Instruments: Electrical 2.02%
A. O. Smith Corp.	475,513	18,564
Thomas & Betts Corp.*	246,081	6,556

Total		25,120

Scientific Instruments: Gauges & Meters 0.92%
FARO Technologies, Inc.*	649,449	11,495

Securities Brokerage & Services 2.45%
OptionsXpress Holdings, Inc.	1,687,102	30,486

Semiconductors & Components 6.14%
FormFactor, Inc.*	668,000	15,397
Power Integrations, Inc.	893,215	26,162
Semtech Corp.*	892,593	16,424
Verigy Ltd. (Singapore)*(a)	1,376,860	18,298

Total		76,281

Textiles Apparel & Shoes 0.40%
Guess?, Inc.	171,500	4,986

Truckers 5.41%
Arkansas Best Corp.	345,496	9,840
Heartland Express, Inc.	1,230,600	18,951
J.B. Hunt Transport Services, Inc.	508,233	14,205
Knight Transportation, Inc.	1,334,700	24,211

Total		67,207

Total Common Stocks (cost $1,184,366,452)		1,179,814

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.53%

Repurchase Agreement
Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $66,260,000 of Federal Home Loan Bank at 4.375% due 9/17/2010; value: $70,069,950; proceeds: $68,694,551 (cost $68,694,494)	$68,694	$68,694

Total Investments in Securities 100.42% (cost $1,253,060,946)		1,248,508

Liabilities in Excess of Other Assets (0.42%)		(5,198)

Net Assets 100.00%		$1,243,310

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2009

ASSETS:
Investments in securities, at value (cost $1,253,060,946)	$1,248,508,015
Receivables:
Investment securities sold	8,361,280
Capital shares sold	3,596,026
Interest and dividends	401,593
Prepaid expenses and other assets	159,641
Total assets	1,261,026,555
LIABILITIES:
Payables:
Investment securities purchased	14,372,041
Capital shares reacquired	1,352,584
Management fee	698,107
12b-1 distribution fees	495,829
Trustees’ fees	127,489
Fund administration	48,602
To affiliate (See Note 3)	7,919
Accrued expenses and other liabilities	614,189
Total liabilities	17,716,760
NET ASSETS	$1,243,309,795
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,608,483,510
Accumulated net investment loss	(127,489)
Accumulated net realized loss on investments	(360,493,295)
Net unrealized depreciation on investments	(4,552,931)
Net Assets	$1,243,309,795

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2009

Net assets by class:
Class A Shares	$508,663,357
Class B Shares	$44,467,887
Class C Shares	$141,177,459
Class F Shares	$9,920,303
Class I Shares	$421,430,479
Class P Shares	$114,373,118
Class R2 Shares	$709,363
Class R3 Shares	$2,567,829
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	42,103,845
Class B Shares	3,897,931
Class C Shares	12,388,093
Class F Shares	817,374
Class I Shares	33,922,326
Class P Shares	9,468,353
Class R2 Shares	58,859
Class R3 Shares	213,012
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.82
Class B Shares-Net asset value	$11.41
Class C Shares-Net asset value	$11.40
Class F Shares-Net asset value	$12.14
Class I Shares-Net asset value	$12.42
Class P Shares-Net asset value	$12.08
Class R2 Shares-Net asset value	$12.05
Class R3 Shares-Net asset value	$12.05

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2009

Investment income:
Dividends	$7,908,927
Interest and other	233,179
Total investment income	8,142,106
Expenses:
Management fee	8,646,910
12b-1 distribution plan-Class A	1,752,098
12b-1 distribution plan-Class B	471,514
12b-1 distribution plan-Class C	1,482,217
12b-1 distribution plan-Class F	6,072
12b-1 distribution plan-Class P	460,310
12b-1 distribution plan-Class R2	1,988
12b-1 distribution plan-Class R3	3,780
Shareholder servicing	2,430,011
Fund administration	465,931
Subsidy (See Note 3)	193,435
Registration	147,640
Reports to shareholders	126,620
Professional	66,848
Trustees’ fees	47,119
Custody	18,559
Other	49,693
Gross expenses	16,370,745
Expense reductions (See Note 7)	(8,184)
Net expenses	16,362,561
Net investment loss	(8,220,455)
Net realized and unrealized loss:
Net realized loss on investments in unaffiliated issuers	(306,570,386)
Net realized loss on investments in affiliated issuers (See Note 9)	(5,502,535)
Net change in unrealized appreciation on investments	(69,108,769)
Net realized and unrealized loss	(381,181,690)
Net Decrease in Net Assets Resulting From Operations	$(389,402,145)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Year Ended July 31, 2009	For the Year Ended July 31, 2008
DECREASE IN NET ASSETS
Operations:
Net investment loss	$(8,220,455)	$(12,236,811)
Net realized gain (loss) on investments	(312,072,921)	22,203,686
Net change in unrealized appreciation/depreciation on investments	(69,108,769)	(71,925,982)
Net decrease in net assets resulting from operations	(389,402,145)	(61,959,107)
Distributions to shareholders from:
Net realized gain
Class A	–	(95,859,569)
Class B	–	(10,889,368)
Class C	–	(35,283,350)
Class F	–	(1,192)
Class I	–	(52,943,512)
Class P	–	(14,674,413)
Total distributions to shareholders	–	(209,651,404)
Capital share transactions (Net of share conversions) (See Note 12):
Proceeds from sales of shares	337,416,765	502,144,093
Reinvestment of distributions	–	186,129,071
Cost of shares reacquired	(346,700,841)	(466,248,806)
Net increase (decrease) in net assets resulting from capital share transactions	(9,284,076)	222,024,358
Net decrease in net assets	(398,686,221)	(49,586,153)
NET ASSETS:
Beginning of year	$1,641,996,016	$1,691,582,169
End of year	$1,243,309,795	$1,641,996,016
Accumulated net investment loss	$(127,489)	$(106,856)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$15.76	$18.69	$16.08	$16.71	$14.37

Investment operations:

Net investment loss(a)	(.08)	(.11)	(.13)	(.12)	(.15)

Net realized and unrealized gain (loss)	(3.60)	(.55)	3.60	(.03)	3.88

Total from investment operations	(3.68)	(.66)	3.47	(.15)	3.73

Distributions to shareholders from:

Net realized gain	–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of year	$12.08	$15.76	$18.69	$16.08	$16.71

Total Return(b)	(23.35)%	(3.51)%	22.05%	(.99)%	27.38%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.40%	1.36%	1.36%	1.38%	1.47%

Expenses, excluding expense reductions	1.40%	1.36%	1.36%	1.38%	1.47%

Net investment loss	(.70)%	(.69)%	(.74)%	(.71)%	(.96)%

Supplemental Data:
Net assets, end of year (000)	$508,663	$739,334	$828,469	$767,283	$465,124

Portfolio turnover rate	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$14.98	$17.99	$15.60	$16.34	$14.15

Investment operations:

Net investment loss(a)	(.15)	(.21)	(.24)	(.23)	(.24)

Net realized and unrealized gain (loss)	(3.42)	(.53)	3.49	(.03)	3.82

Total from investment operations	(3.57)	(.74)	3.25	(.26)	3.58

Distributions to shareholders from:

Net realized gain	–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of year	$11.41	$14.98	$17.99	$15.60	$16.34

Total Return(b)	(23.83)%	(4.15)%	21.29%	(1.70)%	26.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.05%	2.01%	2.01%	2.02%	2.10%

Expenses, excluding expense reductions	2.05%	2.01%	2.01%	2.02%	2.10%

Net investment loss	(1.36)%	(1.34)%	(1.39)%	(1.36)%	(1.61)%

Supplemental Data:
Net assets, end of year (000)	$44,468	$71,936	$89,990	$89,943	$81,117

Portfolio turnover rate	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$14.96	$17.97	$15.59	$16.32	$14.14

Investment operations:

Net investment loss(a)	(.15)	(.21)	(.24)	(.23)	(.24)

Net realized and unrealized gain (loss)	(3.41)	(.53)	3.48	(.02)	3.81

Total from investment operations	(3.56)	(.74)	3.24	(.25)	3.57

Distributions to shareholders from:

Net realized gain	—	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of year	$11.40	$14.96	$17.97	$15.59	$16.32

Total Return(b)	(23.80)%	(4.16)%	21.24%	(1.64)%	26.65%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.05%	2.01%	2.01%	2.02%	2.10%

Expenses, excluding expense reductions	2.05%	2.01%	2.01%	2.02%	2.10%

Net investment loss	(1.36)%	(1.34)%	(1.39)%	(1.36)%	(1.60)%

Supplemental Data:
Net assets, end of year (000)	$141,177	$227,183	$292,438	$317,028	$221,554

Portfolio turnover rate	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 7/31/2009	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$15.79	$19.14

Investment operations:

Net investment loss(b)	(.05)	(.02)

Net realized and unrealized loss	(3.60)	(1.06)

Total from investment operations	(3.65)	(1.08)

Distributions to shareholders from:

Net realized gain	—	(2.27)

Net asset value, end of period	$12.14	$15.79

Total Return(c)	(23.12)%	(5.60	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.14%	.90	%(d)

Expenses, excluding expense reductions	1.14%	.90	%(d)

Net investment loss	(.41)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$9,920	$5,703

Portfolio turnover rate	42.78%	53.71%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$16.15	$19.03	$16.31	$16.88	$14.45

Investment operations:

Net investment loss(a)	(.04)	(.06)	(.07)	(.06)	(.09)

Net realized and unrealized gain (loss)	(3.69)	(.55)	3.65	(.03)	3.91

Total from investment operations	(3.73)	(.61)	3.58	(.09)	3.82

Distributions to shareholders from:

Net realized gain	—	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of year	$12.42	$16.15	$19.03	$16.31	$16.88

Total Return(b)	(23.10)%	(3.16)%	22.43%	(.61)%	27.88%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.05%	1.01%	1.01%	1.03%	1.17%

Expenses, excluding expense reductions	1.05%	1.01%	1.01%	1.03%	1.17%

Net investment loss	(.34)%	(.34)%	(.39)%	(.36)%	(.57)%

Supplemental Data:
Net assets, end of year (000)	$421,430	$461,503	$369,670	$258,461	$95,788

Portfolio turnover rate	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$15.77	$18.72	$16.12	$16.77	$14.42

Investment operations:

Net investment loss(a)	(.09)	(.13)	(.15)	(.14)	(.17)

Net realized and unrealized gain (loss)	(3.60)	(.55)	3.61	(.03)	3.91

Total from investment operations	(3.69)	(.68)	3.46	(.17)	3.74

Distributions to shareholders from:

Net realized gain	–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of year	$12.08	$15.77	$18.72	$16.12	$16.77

Total Return(b)	(23.40)%	(3.62)%	21.93%	(1.11)%	27.35%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.50%	1.46%	1.46%	1.48%	1.69%

Expenses, excluding expense reductions	1.50%	1.46%	1.46%	1.48%	1.70%

Net investment loss	(.79)%	(.79)%	(.84)%	(.80)%	(1.06)%

Supplemental Data:
Net assets, end of year (000)	$114,373	$136,221	$111,015	$80,298	$13,954

Portfolio turnover rate	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 7/31/2009	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$15.75	$14.99

Investment operations:

Net investment loss(b)	(.09)	(.03)

Net realized and unrealized gain (loss)	(3.61)	.79	(c)

Total from investment operations	(3.70)	.76

Net asset value, end of period	$12.05	$15.75

Total Return(d)	(23.49)%	5.07	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.64%	.46	%(e)

Expenses, excluding expense reductions	1.64%	.46	%(e)

Net investment loss	(.84)%	(.22	)%(e)

Supplemental Data:
Net assets, end of period (000)	$709	$11

Portfolio turnover rate	42.78%	53.71%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain/loss as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 7/31/2009	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$15.74	$14.99

Investment operations:

Net investment loss(b)	(.08)	(.05)

Net realized and unrealized gain (loss)	(3.61)	.80	(c)

Total from investment operations	(3.69)	.75

Net asset value, end of period	$12.05	$15.74

Total Return(d)	(23.38)%	5.00	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.52%	.53	%(e)

Expenses, excluding expense reductions	1.52%	.53	%(e)

Net investment loss	(.76)%	(.29	)%(e)

Supplemental Data:
Net assets, end of period (000)	$2,568	$105

Portfolio turnover rate	42.78%	53.71%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain/loss as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). Class A, B, C, F, I, P, R2 and R3 shares of the Fund are not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2006 through July 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants

Notes to Financial Statements (continued)

would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$1,179,814	$–	$1,179,814
Repurchase Agreement	–	68,694	68,694
Total	$1,179,814	$68,694	$1,248,508
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”) pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the fiscal year ended July 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .74% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the “Alpha Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the

Notes to Financial Statements (continued)

Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2009, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 3.77%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%
*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2009:

Distributor Commissions	Dealers’ Concessions
$56,701	$310,967

Distributor received CDSCs of $3,376 and $8,496 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2009.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended July 31, 2009 and 2008 was as follows:

	Year Ended 7/31/2009	Year Ended 7/31/2008
Distributions paid from:
Ordinary income	$–	$58,181,037
Net long-term capital gains	–	151,470,367
Total distributions paid	$–	$209,651,404

As of July 31, 2009, the components of accumulated losses on a tax-basis were as follows:

Capital loss carryforward*	$(106,150,213)
Temporary differences	(249,840,591)
Unrealized losses – net	(9,182,911)
Total accumulated losses – net	$(365,173,715)
*	As of July 31, 2009, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$106,150,213	$106,150,213

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer net capital losses of $249,713,102 during fiscal 2009.

As of July 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,257,690,926
Gross unrealized gain	106,867,212
Gross unrealized loss	(116,050,123)
Net unrealized security loss	$(9,182,911)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the fiscal year ended July 31, 2009 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$8,199,822	$116,513	$(8,316,335)

The permanent differences are attributable to the tax treatment of net investment losses and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2009 were as follows:

Purchases	Sales
$508,400,009	$490,566,952

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2009.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2009.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the fiscal year ended July 31, 2009:

Affiliated Issuer	Balance of Shares Held at 7/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2009	Net Realized Gain (Loss) 8/1/2008 to 7/31/2009(a)
Measurement Specialties, Inc.(b)	1,045,345	–	(1,045,345)	–	$(5,606,654)
Universal Electronics, Inc.(b)	790,590	–	(207,877)	582,713	104,119
Total					$(5,502,535)
(a)	Represents realized gains (losses) earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of July 31, 2009.

Notes to Financial Statements (continued)

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,512,563	$167,287,288	15,310,631	$245,531,201
Converted from Class B*	101,112	1,094,489	85,051	1,406,431
Reinvestment of distributions	–	–	5,444,239	85,745,099
Shares reacquired	(19,435,695)	(213,959,325)	(18,237,492)	(299,728,553)
Increase (decrease)	(4,822,020)	$(45,577,548)	2,602,429	$32,954,178

Class B Shares
Shares sold	374,222	$3,988,930	382,221	$5,964,716
Reinvestment of distributions	–	–	633,650	9,530,195
Shares reacquired	(1,172,667)	(12,356,243)	(1,125,787)	(17,481,446)
Converted to Class A*	(106,842)	(1,094,489)	(89,059)	(1,406,431)
Decrease	(905,287)	$(9,461,802)	(198,975)	$(3,392,966)

Class C Shares
Shares sold	1,054,231	$11,167,647	1,458,167	$22,526,465
Reinvestment of distributions	–	–	1,709,831	25,681,800
Shares reacquired	(3,852,881)	(40,233,666)	(4,253,094)	(66,024,965)
Decrease	(2,798,650)	$(29,066,019)	(1,085,096)	$(17,816,700)

Notes to Financial Statements (concluded)

	Year Ended July 31, 2009		Period Ended July 31, 2008†
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	691,159	$5,788,355	365,355	$6,057,940
Reinvestment of distributions	–	–	76	1,187
Shares reacquired	(235,045)	(2,486,509)	(4,171)	(66,879)
Increase	456,114	$3,301,846	361,260	$5,992,248
				Year Ended July 31, 2008
Class I Shares
Shares sold	9,134,281	$103,681,910	8,810,045	$155,814,815
Reinvestment of distributions	–	–	3,273,143	52,697,609
Shares reacquired	(3,796,716)	(43,660,476)	(2,919,715)	(48,408,740)
Increase	5,337,565	$60,021,434	9,163,473	$160,103,684

Class P Shares
Shares sold	3,641,481	$41,985,475	4,009,441	$66,134,051
Reinvestment of distributions	–	–	790,944	12,473,181
Shares reacquired	(2,811,763)	(33,362,250)	(2,091,135)	(34,538,197)
Increase	829,718	$8,623,225	2,709,250	$44,069,035
				Period Ended July 31, 2008††
Class R2 Shares
Shares sold	76,647	$865,014	696.298	$10,475
Shares reacquired	(18,484)	(192,202)	(0.064)	(1)
Increase	58,163	$672,812	696.234	$10,474

Class R3 Shares
Shares sold	251,549	$2,652,146	6,675	$104,430
Shares reacquired	(45,211)	(450,170)	(1)	(25)
Increase	206,338	$2,201,976	6,674	$104,405
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period September 28, 2007 (commencement of investment operations) to July 31, 2008.
††	For the period March 24, 2008 (commencement of investment operations) to July 31, 2008.

13.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of July 31, 2009, management has evaluated subsequent events existing in the Fund’s financial statements through September 29, 2009. Management has determined that there were no material subsequent events that would require recognition or disclosure in the Fund’s financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Blend Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Lord Abbett Small-Cap Blend Fund of the Lord Abbett Blend Trust (the “Trust”) as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Small-Cap Blend Fund of the Lord Abbett Blend Trust as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

September 29, 2009

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are partners of Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 2001	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 2001	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).	N/A

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 2001	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 2001	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Chief Investment Officer since 2007 and Partner of Lord Abbett since 1998, formerly Director of Taxable Fixed Income Management (1997-2007), joined Lord Abbett in 1997.

Michael T. Smith (1963)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

Craig Leighton (1971)	Vice President	Elected in 2008	Research Analyst, joined Lord Abbett in 2005, formerly Vice President and Portfolio Manager at JP Morgan Fleming Asset Management (1998 - 2005).

John P. Piccard (1970)	Vice President	Elected in 2008	Research Analyst, joined Lord Abbett in 2004 from JP Morgan Investment Management where he served as a Vice President, Portfolio Manager (2000 -2004).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006; formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006) and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly Senior Vice President and General Counsel (1999 -2005) and Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc., (2005 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (SAI), which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

LASCB-2

(09/09)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2009 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2009 and 2008 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2009	2008
Audit Fees {a}	$40,000	$39,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	40,000	39,000

Tax Fees {b}	7,407	7,251
All Other Fees	- 0 -	- 0 -

Total Fees	$47,407	$46,251

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2009 and 2008 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees {a}	$237,324	$147,700

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: September 24, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2009